Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	¥ 4,957,064		¥ 10,593,209
Revenue	7,673,997	$ 1,071,249	209,303,030
Subscription revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	2,916,580		7,637,272
Other services revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	2,040,484		2,955,937
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Other revenue	2,716,933		198,709,821
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	2,533,573		197,425,210
Revenue from educational content service [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	5,095,370		10,593,209
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	¥ 45,054		¥ 1,284,611